RELATED PARTY TRANSACTIONS - Additional information (Details)							3 Months Ended		11 Months Ended	12 Months Ended
	Nov. 11, 2022 USD ($) $ / shares	Aug. 10, 2022 item	May 05, 2022 item	Mar. 22, 2022	Jun. 26, 2021 USD ($)	Jun. 01, 2021 USD ($)	Mar. 31, 2023 USD ($) item $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) item $ / shares shares	Feb. 08, 2021 USD ($)
RELATED PARTY TRANSACTIONS
Period from the closing of the company's initial public offering to consummate business combination							12 months			12 months
Outstanding of promissory note - related party									$ 78,925
Extension period for consummating initial business combination	1 month	3 months	3 months				3 months			3 months
Number of business days for advance notice of extension to be given | item							5			5
Number of three-month extensions for consummation of initial business combination | item		2	2				2			2
Aggregate period to consummate business combination							18 months			18 months
Amount to be deposited in trust account in connection with the exercise of the first monthly extension	$ 122,920
Additional amount per unit required to be deposited in trust account | $ / shares	$ 0.045
Amount outstanding under the extension loan							$ 2,914,598		$ 0	$ 2,545,838
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Common Stock, shares outstanding | shares									0	207,081
Class B Common Stock
RELATED PARTY TRANSACTIONS
Common Stock, shares outstanding | shares							4,253,517		2,875,000	4,253,517
Introducing Advisor Agreement | ARC Group Ltd
RELATED PARTY TRANSACTIONS
Retainer fee					$ 50,000
Success fee					$ 100,000
Percentage of ownership as consideration for service					5.00%
Threshold period for consideration payable after the closes on business combination or any financing with any Advisor Target or any affiliate of an Advisor Target					6 months
First Amendment to the Introducing Advisor Agreement
RELATED PARTY TRANSACTIONS
Percentage of success fee on any PIPE that was brought by ARC				5.00%
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note											$ 300,000
Outstanding balance of related party note							$ 0		$ 0	$ 0
Outstanding of promissory note - related party						$ 78,925
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month							10,000			10,000
Administrative Support Agreement | ARC Group Ltd
RELATED PARTY TRANSACTIONS
Expenses per month										120,000
Related party transaction expenses							30,000	$ 30,000	$ 80,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Related party loans convertible up to consummation of a business combination										$ 1,500,000
Related party loans convertible up to consummation of a Business Combination							$ 1,500,000
Sale of stock, price per share | $ / shares							$ 10.00			$ 10.00
Extension period for consummating initial business combination	1 month
Amount to be deposited in trust account in connection with the exercise of the first monthly extension	$ 122,920
Additional amount per unit required to be deposited in trust account | $ / shares	$ 0.045
Amount outstanding under the extension loan							$ 2,914,598	$ 2,545,838
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Common Stock, shares outstanding | shares							239,081			207,081
Related Party Loans | Over-Allotment Option
RELATED PARTY TRANSACTIONS
Sale of stock, price per share | $ / shares							$ 0.10			$ 0.10
Deposit held in trust account							$ 1,150,000			$ 1,150,000
Business combination, total payments							$ 2,300,000			$ 2,300,000
Founder Shares | Second Amendment to the Introducing Advisor Agreement | Class B Common Stock | ARC Group Ltd
RELATED PARTY TRANSACTIONS
Number of shares granted | shares										1,378,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights | shares										143,766
Amount outstanding under the extension loan										$ 1,378,517